Document and Entity Information	Jun. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2021
Entity Registrant Name	LIVENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38694
Entity Tax Identification Number	82-4699376
Entity Address, Address Line One	2929 Walnut Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	299-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001742924
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LTHM
Security Exchange Name	NYSE